Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
THE GABELLI VALUE 25 FUND INC. Class AAA
Prospectus [Line Items]
Average Annual Return, Percent	12.17%	4.55%	4.40%
THE GABELLI VALUE 25 FUND INC. CLASS A
Prospectus [Line Items]
Average Annual Return, Percent	5.60%	3.32%	3.78%
THE GABELLI VALUE 25 FUND INC. CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.15%	1.91%	1.93%
THE GABELLI VALUE 25 FUND INC. CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.49%	3.30%	3.09%
THE GABELLI VALUE 25 FUND INC. CLASS C
Prospectus [Line Items]
Average Annual Return, Percent	10.41%	3.79%	3.64%
THE GABELLI VALUE 25 FUND INC. CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	12.63%	5.02%	4.82%